UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   February 1, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total: $127,440

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2530     2300 SH       SOLE                     2300
AFC Enterprises                COM              00104Q107     4119   233100 SH       SOLE                   233100
Abbott Labs                    COM              002824100      346     7100 SH       SOLE                     7100
AllianceBernstein              COM              01881G106     1264    15722 SH       SOLE                    15722
Altria Group Inc               COM              718154107      277     3226 SH       SOLE                     3226
Amer Standard Co               COM              029712106     4699   102490 SH       SOLE                   102490
American Express               COM              025816109     4441    73207 SH       SOLE                    73207
American Intl Group            COM              026874107      959    13381 SH       SOLE                    13381
Anheuser Busch                 COM              035229103     6017   122300 SH       SOLE                   122300
Annaly Capital Mgmt            COM              035710409     2695   193750 SH       SOLE                   193750
BP PLC ADR                     COM              055622104     1239    18468 SH       SOLE                    18468
Bank of America                COM              060505104     1726    32337 SH       SOLE                    32337
Berkshire Hathaway B           COM              084670207     7402     2019 SH       SOLE                     2019
Buckeye Ptnrs LP               COM              118230101      411     8850 SH       SOLE                     8850
Calamos Asset Mgmt             COM              12811R104     4885   182081 SH       SOLE                   182081
ChevronTexaco                  COM              166764100     1297    17639 SH       SOLE                    17639
Cisco Systems Inc              COM              17275R102     1628    59558 SH       SOLE                    59558
Citigroup                      COM              172967101     3600    64627 SH       SOLE                    64627
Coca Cola                      COM              191216100      604    12510 SH       SOLE                    12510
Colgate-Palmolive              COM              194162103      620     9500 SH       SOLE                     9500
Comcast A Spcl                 COM              20030N200     3458    82565 SH       SOLE                    82565
ConocoPhillips                 COM              20825C104     3410    47396 SH       SOLE                    47396
Contango Oil & Gas             COM              21075N204      381    16000 SH       SOLE                    16000
Dell Inc                       COM              24702R101     4309   171735 SH       SOLE                   171735
Exxon Mobil Corp               COM              30231G102     7026    91687 SH       SOLE                    91687
First Data Corp                COM              319963104      214     8375 SH       SOLE                     8375
GATX Corporation               COM              361448103      771    17800 SH       SOLE                    17800
General Electric               COM              369604103     3929   105601 SH       SOLE                   105601
Group 1 Automotive             COM              398905109      276     5340 SH       SOLE                     5340
Home Depot Inc                 COM              437076102     2975    74081 SH       SOLE                    74081
Intel Corp                     COM              458140100     1907    94158 SH       SOLE                    94158
Johnson & Johnson              COM              478160104     4384    66409 SH       SOLE                    66409
Kinder Morgan Mgmt             COM              49455U100      869    19029 SH       SOLE                    19029
Legg Mason Inc                 COM              524901105     6213    65365 SH       SOLE                    65365
Magellan Prtnrs LP             COM              559080106      251     6500 SH       SOLE                     6500
Merck                          COM              589331107      225     5150 SH       SOLE                     5150
Microsoft Inc                  COM              594918104     5949   199229 SH       SOLE                   199229
Mohawk Industries              COM              608190104      202     2700 SH       SOLE                     2700
Moodys Corp                    COM              615369105     3956    57277 SH       SOLE                    57277
Optimal Group Inc              COM              68388R208      341    35800 SH       SOLE                    35800
Pepsico                        COM              713448108     4099    65525 SH       SOLE                    65525
Pfizer Inc                     COM              717081103     2678   103393 SH       SOLE                   103393
Procter & Gamble Co            COM              742718109     2810    43726 SH       SOLE                    43726
Qualcomm Inc                   COM              747525103      670    17726 SH       SOLE                    17726
Royal Dutch Shell ADR          COM              780259206      879    12419 SH       SOLE                    12419
Schlumberger Ltd               COM              806857108      205     3248 SH       SOLE                     3248
Sysco Corp                     COM              871829107      204     5550 SH       SOLE                     5550
Tyco Intl Ltd New              COM              902124106     3765   123850 SH       SOLE                   123850
Walmart                        COM              931142103     4969   107593 SH       SOLE                   107593
Washington Mutual              COM              939322103      801    17600 SH       SOLE                    17600
Weingarten Realty              COM              948741103      587    12725 SH       SOLE                    12725
iShares Japan Indx             COM              464286848     3970   279350 SH       SOLE                   279350